FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03479
                                    ---------

                    FRANKLIN NEW YORK TAX-FREE INCOME FUND
                    --------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               --------------------------------------------------
              (Address of principal executive offices) (Zip code)

       CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  8/31/05
                           -------



Item 1. Schedule of Investments.


FRANKLIN NEW YORK TAX-FREE INCOME FUND

QUARTERLY STATEMENT OF INVESTMENTS
AUGUST 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3

Notes to Statement of Investments .........................................   17

                                   [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, AUGUST 31, 2005 (UNAUDITED)

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                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.2%
   BONDS 95.2%
   NEW YORK 94.4%
   Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%, 10/01/12 ...............   $  5,250,000   $    5,365,920
   Albany IDA, Civic Facility Revenue,
      Albany Medical Center Project, 6.00%, 5/01/19 ..............................................      1,270,000        1,299,769
      Albany Medical Center Project, 6.00%, 5/01/29 ..............................................      1,460,000        1,473,067
      St. Rose Project, Series A, AMBAC Insured, 5.375%, 7/01/31 .................................      2,750,000        2,981,165
   Albany Parking Authority Revenue,
      Refunding, Series A, 5.625%, 7/15/25 .......................................................      1,000,000        1,092,540
      Series A, 5.625%, 7/15/20 ..................................................................      1,250,000        1,365,000
   Amherst IDA Civic Facility Revenue, University of Buffalo Foundation Faculty-
    Student Housing Corp.,
      Series A, AMBAC Insured, 5.125%, 8/01/20 ...................................................      1,410,000        1,542,272
      Series A, AMBAC Insured, 5.25%, 8/01/31 ....................................................      5,055,000        5,464,152
      Series B, AMBAC Insured, 5.625%, 8/01/20 ...................................................      1,690,000        1,874,092
      Series B, AMBAC Insured, 5.75%, 8/01/25 ....................................................      3,050,000        3,406,575
      Series B, AMBAC Insured, 5.75%, 8/01/30 ....................................................      3,440,000        3,833,914
      Series B, AMBAC Insured, 5.25%, 8/01/31 ....................................................      1,000,000        1,080,940
   Battery Park City Authority Revenue, Series A, 5.00%,
      11/01/24 ...................................................................................      9,000,000        9,685,260
      11/01/25 ...................................................................................     12,000,000       12,905,040
      11/01/26 ...................................................................................     14,250,000       15,293,812
   Bethany Retirement Home Inc. Mortgage Loan Revenue, FHA Insured, 7.50%, 2/01/34 ...............      8,160,000        8,279,299
   Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 ..........................      4,820,000        5,888,449
   Dutchess County IDA, Civic Facility Revenue, Vassar College Project, 5.35%, 9/01/40 ...........     16,000,000       17,374,720
   Franklin County COP, Court House Redevelopment Project, 8.125%, 8/01/06 .......................      1,540,000        1,559,435
   Geneva IDA, Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
      5.00%, 9/01/21 .............................................................................      2,835,000        3,039,800
      5.125%, 9/01/31 ............................................................................      5,045,000        5,370,402
   Ilion Elderly Housing Corp. Mortgage Revenue, 7.25%, 7/01/09 ..................................        870,000          879,283
   Long Island Power Authority Electric System Revenue,
      General, Refunding, Series A, 5.75%, 12/01/24 ..............................................     15,000,000       16,188,600
      General, Refunding, Series A, AMBAC Insured, 5.25%, 12/01/26 ...............................      5,000,000        5,281,000
      General, Refunding, Series A, FSA Insured, 5.00%, 12/01/18 .................................     10,000,000       10,551,100
      General, Refunding, Series A, FSA Insured, 5.125%, 12/01/22 ................................     28,210,000       29,780,169
      General, Refunding, Series A, MBIA Insured, 5.75%, 12/01/24 ................................     15,060,000       16,183,325
      General, Refunding, Series A, MBIA Insured, 5.25%, 12/01/26 ................................      9,000,000        9,505,800
      Series A, AMBAC Insured, 5.00%, 9/01/29 ....................................................     24,000,000       25,647,120
      Series A, AMBAC Insured, 5.00%, 9/01/34 ....................................................     20,670,000       21,976,551
   Madison County IDA, Civic Facility Revenue, College University Project, Series B, 5.00%,
    7/01/33 ......................................................................................      2,000,000        2,117,900
   Middleburg Central School District GO, FGIC Insured,
      4.60%, 8/15/17 .............................................................................      1,045,000        1,097,271
      4.625%, 8/15/18 ............................................................................      1,155,000        1,211,930
      4.625%, 8/15/19 ............................................................................      1,210,000        1,267,402
      4.75%, 8/15/20 .............................................................................      1,270,000        1,334,414
      4.75%, 8/15/21 .............................................................................      1,330,000        1,394,997


                                          Quarterly Statement of Investments | 3

FRANKLIN NEW YORK TAX-FREE INCOME FUND

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                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
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
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   Monroe County IDAR, Civic Facilities, De Paul Community Facilities, 6.50%, 2/01/24 ............   $  1,285,000   $    1,300,356
   Monroe County Water Authority Water Revenue,
      5.15%, 8/01/22 .............................................................................      1,000,000        1,077,100
      5.25%, 8/01/36 .............................................................................      2,250,000        2,422,912
   Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative
    Educational Services Project, Series 2004A, XLCA Insured, 5.00%,
      7/01/29 ....................................................................................      5,710,000        6,052,086
      7/01/34 ....................................................................................      3,000,000        3,163,890
   MTA Commuter Facilities Revenue,
      Series 8, Pre-Refunded, 5.50%, 7/01/21 .....................................................      5,000,000        5,722,800
      Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28 .......................................      8,655,000        9,585,066
      Series A, MBIA Insured, Pre-Refunded, 5.625%, 7/01/27 ......................................     10,000,000       10,749,200
      Series A, Pre-Refunded, 6.00%, 7/01/24 .....................................................      5,575,000        6,167,678
      Series A, Pre-Refunded, 5.25%, 7/01/28 .....................................................     18,300,000       20,266,518
      Series A, Pre-Refunded, 6.125%, 7/01/29 ....................................................      9,625,000       10,691,257
      Series C-1, FGIC Insured, Pre-Refunded, 5.375%, 7/01/27 ....................................     19,100,000       20,703,063
      Series R, Pre-Refunded, 5.50%, 7/01/17 .....................................................      2,000,000        2,313,660
   MTA Dedicated Tax Fund Revenue,
      Refunding, Series A, 5.00%, 11/15/30 .......................................................     25,000,000       26,340,000
      Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .......................................     27,260,000       30,615,706
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 ......................................     39,685,000       43,573,336
      Series A, FSA Insured, 5.00%, 11/15/28 .....................................................     41,575,000       44,015,452
      Series A, FSA Insured, 5.00%, 11/15/32 .....................................................     71,685,000       75,709,396
      Series A, FSA Insured, Pre-Refunded, 5.00%, 4/01/29 ........................................     25,800,000       28,827,114
      Series A, MBIA Insured, Pre-Refunded, 5.25%, 4/01/26 .......................................     20,500,000       22,522,120
   MTA Revenue,
      Refunding, Series A, FGIC Insured, 5.00%, 11/15/25 .........................................     22,010,000       23,457,598
      Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 .........................................     34,000,000       36,631,260
      Refunding, Series A, FSA Insured, 5.00%, 11/15/30 ..........................................     78,130,000       82,416,993
      Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 ........................................     15,000,000       16,015,800
      Refunding, Series E, 5.25%, 11/15/31 .......................................................     15,000,000       16,160,850
      Refunding, Series U, FGIC Insured, 5.125%, 11/15/31 ........................................      5,000,000        5,338,600
      Series A, AMBAC Insured, 5.00%, 11/15/33 ...................................................     13,580,000       14,530,600
      Series A, FGIC Insured, 5.00%, 11/15/32 ....................................................     10,355,000       10,967,705
      Series B, 5.25%, 11/15/32 ..................................................................     28,720,000       31,183,889
   MTA Service Contract Revenue,
    Refunding, Series A, 5.125%, 1/01/29 .........................................................      6,000,000        6,413,820
    Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31 ...........................................     50,000,000       53,695,000
    Refunding, Series A, FGIC Insured, 5.00%, 7/01/25 ............................................     12,760,000       13,561,328
    Series B, 5.375%, 1/01/30 ....................................................................     50,000,000       54,282,500
    Series B, MBIA Insured, 5.00%, 1/01/31 .......................................................     22,290,000       23,431,025
   MTA Transit Facilities Revenue, Series A,
      FSA Insured, Pre-Refunded, 6.10%, 7/01/21 ..................................................     15,000,000       15,700,800
      FSA Insured, Pre-Refunded, 5.50%, 7/01/22 ..................................................     16,170,000       17,342,325
      MBIA Insured, Pre-Refunded, 5.625%, 7/01/25 ................................................      8,000,000        8,507,440
      Pre-Refunded, 6.00%, 7/01/24 ...............................................................      7,000,000        7,744,170
      Pre-Refunded, 5.625%, 7/01/27 ..............................................................     14,440,000       15,535,274
      Pre-Refunded, 6.125%, 7/01/29 ..............................................................     11,595,000       12,879,494


4 | Quarterly Statement of Investments

FRANKLIN NEW YORK TAX-FREE INCOME FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   Nassau County Tobacco Settlement Corp. Revenue, Asset Backed, Series A,
    6.50%, 7/15/27 ...............................................................................   $ 15,000,000   $   16,099,800
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed,
    FSA Insured, Pre-Refunded, 5.75%, 8/01/29 ....................................................     36,040,000       40,191,808
   New York City GO,
      Fiscal 2003, Series I, 5.00%, 3/01/29 ......................................................     10,000,000       10,489,600
      Fiscal 2003, Series I, 5.00%, 3/01/30 ......................................................     14,785,000       15,499,263
      Pre-Refunded, 5.50%, 5/15/24 ...............................................................      3,750,000        4,165,500
      Refunding, 5.50%, 5/15/24 ..................................................................      6,250,000        6,796,812
      Refunding, Series H, 6.125%, 8/01/25 .......................................................      4,170,000        4,422,952
      Series A, FSA Insured, 6.00%, 5/15/30 ......................................................      1,095,000        1,228,305
      Series A, FSA Insured, Pre-Refunded, 6.00%, 5/15/30 ........................................      5,155,000        5,849,842
      Series A, Pre-Refunded, 6.25%, 8/01/17 .....................................................      2,675,000        2,796,498
      Series B, 7.00%, 2/01/18 ...................................................................         25,000           25,110
      Series B, Pre-Refunded, 6.00%, 8/15/26 .....................................................        915,000          956,074
      Series C, 7.00%, 2/01/12 ...................................................................        705,000          716,139
      Series C, FSA Insured, 5.125%, 3/15/25 .....................................................      6,500,000        6,978,010
      Series D, 8.00%, 8/01/17 ...................................................................          5,000            5,099
      Series D, 7.50%, 2/01/18 ...................................................................          5,000            5,023
      Series D, 5.125%, 8/01/19 ..................................................................      1,985,000        2,109,817
      Series D, 5.25%, 8/01/21 ...................................................................     13,990,000       14,580,518
      Series D, 5.25%, 10/15/23 ..................................................................      5,000,000        5,418,150
      Series D, 5.50%, 6/01/24 ...................................................................     23,945,000       26,268,144
      Series D, 5.00%, 10/15/29 ..................................................................      5,000,000        5,261,750
      Series D, 5.00%, 11/01/34 ..................................................................      5,000,000        5,254,500
      Series D, FGIC Insured, 5.25%, 8/01/21 .....................................................      5,355,000        5,605,293
      Series D, Pre-Refunded, 5.25%, 8/01/21 .....................................................        510,000          537,040
      Series F, 5.875%, 8/01/24 ..................................................................      2,205,000        2,290,951
      Series F, 5.30%, 1/15/26 ...................................................................     45,000,000       48,575,700
      Series F, Pre-Refunded, 5.875%, 8/01/24 ....................................................      4,795,000        4,996,870
      Series G, Pre-Refunded, 6.00%, 10/15/26 ....................................................      9,900,000       10,630,917
      Series H, 7.20%, 2/01/15 ...................................................................          5,000            5,022
      Series H, FSA Insured, 5.375%, 8/01/27 .....................................................      8,510,000        9,013,707
      Series H, MBIA Insured, 5.125%, 8/01/25 ....................................................      4,000,000        4,198,120
      Series H, Pre-Refunded, 6.125%, 8/01/25 ....................................................        830,000          887,353
      Series I, Pre-Refunded, 6.25%, 4/15/27 .....................................................      9,500,000       10,104,010
      Series J, 5.00%, 3/01/30 ...................................................................     10,000,000       10,548,500
      Series K, Pre-Refunded, 6.25%, 4/01/26 .....................................................      9,000,000        9,315,180
      Series M, 5.00%, 4/01/35 ...................................................................     10,000,000       10,528,100
   New York City IDA, Civic Facility Revenue,
      College of New Rochelle Project, 5.80%, 9/01/26 ............................................      1,500,000        1,586,775
      Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35 ...................      5,000,000        5,337,250
      Institute of International Education Inc. Project, 5.25%, 9/01/21 ..........................      1,530,000        1,652,874
      Institute of International Education Inc. Project, 5.25%, 9/01/31 ..........................      5,235,000        5,597,524
      New York University Project, AMBAC Insured, 5.00%, 7/01/31 .................................     18,000,000       18,849,060
      Staten Island University Hospital Project, Series A, 6.375%, 7/01/31 .......................      3,975,000        4,037,010


                                          Quarterly Statement of Investments | 5

FRANKLIN NEW YORK TAX-FREE INCOME FUND

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                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York City Municipal Water Finance Authority Revenue, Series B, 5.00%, 6/15/26 .............   $ 25,000,000   $   26,381,750
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Refunding, Series B, 6.10%, 6/15/31 ........................................................     11,005,000       12,444,234
      Refunding, Series B, 6.00%, 6/15/33 ........................................................      6,040,000        6,803,456
      Refunding, Series B, FSA Insured, 5.00%, 6/15/36 ...........................................     22,300,000       23,745,486
      Refunding, Series C, MBIA Insured, 5.00%, 6/15/28 ..........................................      6,920,000        7,422,807
      Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 .........................................     34,175,000       36,318,798
      Series A, FGIC Insured, 5.75%, 6/15/31 .....................................................     19,315,000       21,347,131
      Series A, FGIC Insured, 5.50%, 6/15/32 .....................................................     11,655,000       12,625,862
      Series A, FGIC Insured, 5.25%, 6/15/33 .....................................................      7,000,000        7,439,390
      Series A, Pre-Refunded, 5.75%, 6/15/30 .....................................................     41,190,000       45,523,600
      Series B, FGIC Insured, 5.125%, 6/15/30 ....................................................     12,500,000       12,941,625
      Series B, MBIA Insured, Pre-Refunded, 5.50%, 6/15/27 .......................................     32,620,000       34,426,169
      Series B, Pre-Refunded, 5.75%, 6/15/26 .....................................................     24,455,000       25,914,230
      Series B, Pre-Refunded, 6.10%, 6/15/31 .....................................................      3,995,000        4,551,703
      Series B, Pre-Refunded, 6.00%, 6/15/33 .....................................................     10,260,000       11,644,484
   New York City Transitional Finance Authority Revenue,
      Future Tax Secured, 2004, Series C, 5.00%, 5/01/26 .........................................      3,675,000        3,816,488
      Future Tax Secured, 2004, Series C, Pre-Refunded, 5.50%, 5/01/25 ...........................         55,000           60,255
      Future Tax Secured, 2004, Series C, Pre-Refunded, 5.00%, 5/01/26 ...........................          5,000            5,314
      Future Tax Secured, 2005, Series A, 5.125%, 8/15/21 ........................................      4,890,000        5,131,615
      Future Tax Secured, 2005, Series A, Pre-Refunded, 5.125%, 8/15/21 ..........................      1,230,000        1,294,587
      Future Tax Secured, 2005, Series C, 5.50%, 5/01/25 .........................................      2,235,000        2,421,019
      Future Tax Secured, 2005, Series C, Pre-Refunded, 5.50%, 5/01/25 ...........................      3,280,000        3,593,371
      Future Tax Secured, Refunding, Series B, AMBAC Insured, 5.00%, 5/01/30 .....................      3,000,000        3,163,860
      Future Tax Secured, Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 ......................     15,000,000       15,861,300
      Future Tax Secured, Refunding, Series C, 5.50%, 11/01/24 ...................................     13,030,000       14,285,571
      Future Tax Secured, Series A, 5.00%, 8/15/27 ...............................................        770,000          794,424
      Future Tax Secured, Series A, 5.25%, 5/01/31 ...............................................     26,545,000       28,429,430
      Future Tax Secured, Series A, 5.25%, 8/01/31 ...............................................     30,605,000       33,303,749
      Future Tax Secured, Series A, FGIC Insured, 5.00%, 5/01/28 .................................     16,065,000       16,828,409
      Future Tax Secured, Series A, Pre-Refunded, 5.125%, 8/15/21 ................................      8,815,000        9,277,875
      Future Tax Secured, Series A, Pre-Refunded, 5.625%, 2/15/26 ................................     20,000,000       22,263,200
      Future Tax Secured, Series A, Pre-Refunded, 5.00%, 8/15/27 .................................      6,145,000        6,453,295
      Future Tax Secured, Series A, Pre-Refunded, 6.00%, 8/15/29 .................................     29,000,000       32,434,470
      Future Tax Secured, Series A, Pre-Refunded, 5.25%, 5/01/31 .................................        460,000          509,142
      Future Tax Secured, Series B, 5.00%, 5/01/30 ...............................................      7,520,000        7,954,656
      Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/29 ................................     15,000,000       17,021,850
      Future Tax Secured, Series C, 5.00%, 5/01/29 ...............................................      5,215,000        5,437,263
      Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/24 ................................      3,770,000        4,193,484
      Future Tax Secured, Series C, Pre-Refunded, 5.50%, 5/01/25 .................................      4,430,000        4,853,242
      Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/26 .................................        320,000          340,077
      Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/29 .................................      8,655,000        9,333,206
      Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/29 ................................     13,660,000       15,194,428
      Future Tax Secured, Series D, 5.00%, 2/01/27 ...............................................     62,025,000       66,003,904
      Future Tax Secured, Series E, 5.00%, 2/01/25 ...............................................      5,000,000        5,337,250


6 | Quarterly Statement of Investments

FRANKLIN NEW YORK TAX-FREE INCOME FUND

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                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York City Transitional Finance Authority Revenue, (cont.)
      Future Tax Secured, Series E, 5.00%, 2/01/27 ...............................................   $ 10,000,000   $   10,641,500
      Future Tax Secured, Series E, 5.00%, 2/01/33 ...............................................     18,035,000       19,049,829
      Series C, MBIA Insured, 5.00%, 5/01/29 .....................................................      1,365,000        1,418,918
      Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 .......................................      2,270,000        2,447,877
   New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
    Pre-Refunded, 5.25%, 1/01/29 .................................................................     79,840,000       87,459,131
   New York City Trust Cultural Resources Revenue,
      Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 ........................     15,500,000       16,483,320
      Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 ................................     10,500,000       11,127,270
   New York IDA, Parking Facility Revenue, Royal Charter Presbyterian, FSA Insured,
    5.25%, 12/15/32 ..............................................................................      1,525,000        1,643,828
   New York State Appropriated Tobacco Corp. Revenue, Asset Backed, Series A-1,
    AMBAC Insured, 5.25%, 6/01/21 ................................................................     18,000,000       19,620,720
   New York State Commissioner of General Services Revenue, People of the State of New York,
    Certificate of Lease Assessment,
      5.70%, 3/01/29 .............................................................................     66,905,965       70,241,227
      5.75%, 3/01/29 .............................................................................     34,682,070       36,466,462
   New York State COP, Hanson Redevelopment Project, 8.375%, 5/01/08 .............................      9,870,000       10,547,576
   New York State Dormitory Authority Lease Revenue,
      Court Facilities, Pre-Refunded, 6.00%, 5/15/39 .............................................     58,245,000       65,959,550
      Court Facilities, Series A, Pre-Refunded, 5.375%, 5/15/23 ..................................      4,000,000        4,527,640
      Refunding, Series A, FGIC Insured, 5.00%, 7/01/33 ..........................................     11,000,000       11,618,310
      State University Dormitory Facilities, 5.00%, 7/01/32 ......................................      5,500,000        6,066,555
      State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.50%, 7/01/27 ..........      2,000,000        2,241,260
      State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.10%, 7/01/31 ..........      7,700,000        8,466,535
      State University Dormitory Facilities, Series A, 6.00%, 7/01/30 ............................      5,750,000        6,532,173
      State University Dormitory Facilities, Series B, MBIA Insured, 5.125%, 7/01/28 .............      1,365,000        1,432,035
      State University Dormitory Facilities, Series B, MBIA Insured, Pre-Refunded, 5.125%,
       7/01/28 ...................................................................................      3,435,000        3,723,197
      State University Dormitory Facilities, Series C, MBIA Insured, 5.50%, 7/01/19 ..............      2,410,000        2,621,767
      State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded, 5.50%,
       7/01/19 ...................................................................................      2,680,000        2,940,818
      State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded, 5.50%,
       7/01/29 ...................................................................................      9,250,000       10,150,210
   New York State Dormitory Authority Revenue,
      FGIC Insured, 5.125%, 5/15/31 ..............................................................     45,000,000       50,340,600
      FHA, Insured Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.125%, 2/01/22 ..............      4,000,000        4,313,960
      FHA, Insured Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.00%, 2/01/31 ...............      5,500,000        5,767,795
      Insured, Fordham University, FGIC Insured, 5.00%, 7/01/27 ..................................      6,020,000        6,390,651
      Insured, Fordham University, FGIC Insured, 5.00%, 7/01/32 ..................................      7,735,000        8,149,751
      School District Financing Program, Series A, MBIA Insured, 5.00%, 4/01/31 ..................      9,500,000       10,001,980
      State University Educational Facilities, 5.125%, 5/15/21 ...................................     12,090,000       12,751,081
      State University Educational Facilities, Pre-Refunded, 5.125%, 5/15/21 .....................      2,910,000        3,104,068
      Teachers College, MBIA Insured, 5.00%, 7/01/22 .............................................      2,885,000        3,073,275
      Teachers College, MBIA Insured, 5.00%, 7/01/32 .............................................      6,000,000        6,321,720
      Upstate Community Colleges, Series A, 5.00%, 7/01/27 .......................................      3,720,000        3,926,869
      Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/31 .........................      7,365,000        8,120,575


                                          Quarterly Statement of Investments | 7

FRANKLIN NEW YORK TAX-FREE INCOME FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York State Dormitory Authority Revenues,
      Bishop Henry B. Hucles Nursing Home, 6.00%, 7/01/24 ........................................   $  2,545,000   $    2,642,753
      Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 ..........................................      4,730,000        4,953,634
      City University System Consolidated, Fourth, Series A, 5.25%, 7/01/31 ......................      1,270,000        1,402,918
      City University System Consolidated, Fourth, Series A, Pre-Refunded, 5.25%, 7/01/31 ........     10,730,000       11,853,002
      City University System Consolidated, Fourth General, Series A, FGIC Insured, Pre-Refunded,
       5.25%, 7/01/30 ............................................................................     20,705,000       22,653,548
      City University System Consolidated, FSA Insured, Pre-Refunded, 5.375%, 7/01/24 ............      5,000,000        5,370,150
      City University System Consolidated, Series 1, FGIC Insured, Pre-Refunded, 5.375%,
       7/01/24 ...................................................................................     14,300,000       15,358,629
      City University System Consolidated, Series 1, MBIA Insured, Pre-Refunded, 5.125%,
       7/01/27 ...................................................................................      6,680,000        7,137,313
      City University System Consolidated, Series C, 7.50%, 7/01/10 ..............................     12,850,000       14,253,092
      City University System Consolidated, Series D, ETM, 7.00%, 7/01/09 .........................      1,870,000        2,028,931
      City University System Consolidated, Third, Refunding, Series 1, FGIC Insured, 5.25%,
       7/01/25 ...................................................................................      4,100,000        4,377,775
      City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
       5.50%, 7/01/29 ............................................................................     38,375,000       42,109,655
      City University System, Third General Residence, Series 2, Pre-Refunded, 6.00%,
       7/01/20 ...................................................................................     13,000,000       13,591,500
      City University System, Third General Residence, Series 2, Pre-Refunded, 6.00%,
       7/01/26 ...................................................................................      6,020,000        6,293,910
      City University, Third General, Series 2, Pre-Refunded, 6.20%, 7/01/22 .....................     28,555,000       29,900,226
      Concord Nursing Home Inc., 6.50%, 7/01/29 ..................................................      2,500,000        2,765,325
      Fashion Institute of Technology Student Housing Corp., FGIC Insured, 5.00%, 7/01/29 ........      9,700,000       10,354,944
      Fashion Institute of Technology Student Housing Corp., FGIC Insured, 5.125%, 7/01/34 .......     15,000,000       16,161,900
      Fordham University, Refunding, MBIA Insured, 5.00%, 7/01/28 ................................      5,000,000        5,210,500
      Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 .............      5,000,000        5,424,300
      Interfaith Medical Center, Series D, 5.40%, 2/15/28 ........................................     14,000,000       14,625,240
      Ithaca College, AMBAC Insured, 5.25%, 7/01/26 ..............................................      2,000,000        2,105,540
      Long Island University, 5.125%, 9/01/23 ....................................................      1,800,000        1,901,250
      Long Island University, 5.25%, 9/01/28 .....................................................      1,500,000        1,587,210
      Long Island University, Pre-Refunded, 6.25% 9/01/23 ........................................      5,495,000        5,604,900
      Mental Health Facilities Improvement, Series B, 5.00%, 2/15/33 .............................     35,000,000       36,794,100
      Mental Health Services Facilities Improvement, Series B, AMBAC Insured, 5.00%,
       2/15/35 ...................................................................................     19,365,000       20,639,604
      Mental Health Services Facilities Improvement, Series B, MBIA Insured, 5.25%,
       8/15/31 ...................................................................................      4,160,000        4,421,165
      Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
       6.00%, 2/15/25 ............................................................................      5,460,000        6,114,599
      Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
       6.00%, 2/15/30 ............................................................................      4,300,000        4,815,527
      Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
       5.25%, 8/15/31 ............................................................................      3,975,000        4,399,053
      Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
       5.50%, 2/15/21 ............................................................................      1,015,000        1,124,326


8 | Quarterly Statement of Investments

FRANKLIN NEW YORK TAX-FREE INCOME FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York State Dormitory Authority Revenues, (cont.)
      Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
       5.50%, 8/15/21 ............................................................................   $  2,065,000   $    2,287,421
      Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
       5.25%, 8/15/30 ............................................................................      4,460,000        4,889,721
      Mental Health Services Facilities Improvement, Series D, MBIA Insured, 5.00%,
       8/15/17 ...................................................................................     22,985,000       24,247,106
      Mental Health Services Facilities Improvement, Series D, MBIA Insured, Pre-Refunded,
       5.00%, 8/15/17 ............................................................................         15,000           16,011
      Mental Health Services, Series A, Pre-Refunded, 5.75%, 8/15/22 .............................      1,355,000        1,436,300
      Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 .............................      9,070,000        9,614,200
      Mental Health, Pre-Refunded, 6.00%, 8/15/21 ................................................      1,600,000        1,701,616
      Mental Health, Series B, 5.75%, 8/15/12 ....................................................      2,140,000        2,254,618
      Mental Health, Series B, Pre-Refunded, 5.75%, 8/15/12 ......................................         25,000           26,500
      Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 ..........................................      6,000,000        6,403,140
      New School University, MBIA Insured, 5.00%, 7/01/31 ........................................      2,500,000        2,617,925
      New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 ............................      4,900,000        5,322,184
      New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26 ...............................      3,500,000        3,691,065
      New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31 ...............................      5,000,000        5,235,850
      New York University, Series A, FGIC Insured, 5.00%, 7/01/34 ................................     15,200,000       16,145,288
      Non State Supported Debt, School Districts Bond Financing, Series C, MBIA Insured,
       5.00%, 4/01/26 ............................................................................      1,500,000        1,613,310
      Non State Supported Debt, School Districts Bond Financing, Series C, MBIA Insured,
       5.00%, 4/01/35 ............................................................................      2,500,000        2,666,350
      North Shore L.I. Jewish Group, 5.50%, 5/01/33 ..............................................      2,500,000        2,690,350
      Nursing Home, Arden Hill, FHA Insured, Pre-Refunded, 5.85%, 8/01/26 ........................      4,150,000        4,390,783
      Nursing Home, Center for Nursing, FHA Insured, 5.55%, 8/01/37 ..............................      8,435,000        8,911,324
      Nursing Home, St. John's Health Care Corp., Refunding, FHA Insured, 6.25%, 2/01/36 .........     30,665,000       31,703,317
      Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 ..................................      1,960,000        2,053,139
      Pace University, Refunding, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 .....................      2,000,000        2,140,780
      Rockefeller University, Series A1, 5.00%, 7/01/32 ..........................................     11,500,000       12,215,070
      Second Hospital, St. Clare's Hospital, Series B, 5.40%, 2/15/25 ............................      6,500,000        6,788,730
      Skidmore College, FGIC Insured, 5.00%, 7/01/33 .............................................      6,565,000        6,998,224
      St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 ...............................      1,000,000        1,082,990
      St. Johns University, MBIA Insured, 5.25%, 7/01/25 .........................................      5,770,000        6,108,468
      St. Johns University, Series A, MBIA Insured, 5.25%, 7/01/25 ...............................      5,310,000        5,756,730
      State Rehabilitation Association, Series A, AMBAC Insured, 5.00%, 7/01/23 ..................      1,725,000        1,849,459
      State University Adult Facility, Series B, Pre-Refunded, 5.375%, 5/15/23 ...................      9,500,000       10,501,205
      Supported Debt, Mental Health Facilities, Series B, 5.00%, 2/15/28 .........................      7,690,000        8,123,255
      Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 5.00%, 2/15/28 ...........      1,505,000        1,658,329
      Supported Debt, Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 ................         85,000           89,491
      Supported Debt, Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 .............        215,000          227,900
      Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/25 .............         95,000          105,101
      Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/30 .............         80,000           88,333
      Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded, 6.00%,
       2/15/25 ...................................................................................        545,000          610,340
      Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
       6.00%, 2/15/30 ............................................................................        485,000          543,147


                                          Quarterly Statement of Investments | 9

FRANKLIN NEW YORK TAX-FREE INCOME FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York State Dormitory Authority Revenues, (cont.)
      Supported Debt, Mental Health Services Facilities Improvement, Series B, MBIA Insured,
       Pre-Refunded, 5.25%, 8/15/31 ..............................................................   $  1,865,000   $    2,069,273
      Supported Debt, Mental Health, Series A, 5.75%, 8/15/22 ....................................         25,000           26,321
      Supported Debt, Mental Health, Series A, Pre-Refunded, 5.75%, 8/15/22 ......................         10,000           10,600
      Supported Debt, Mental Health, Series D, 6.00%, 8/15/21 ....................................         25,000           26,427
      Supported Debt, Mental Health, Series D, FSA Insured, 5.50%, 2/15/21 .......................         25,000           27,262
      Supported Debt, Mental Health, Series D, FSA Insured, 5.50%, 8/15/21 .......................         45,000           49,050
      Supported Debt, Mental Health, Series D, FSA Insured, 5.25%, 8/15/30 .......................        375,000          398,760
      Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%, 2/15/21 .........         95,000          105,232
      Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%, 8/15/21 .........        205,000          227,081
      Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.25%, 8/15/30 .........        165,000          180,898
      Supported Debt, Mental Health, Series D, Pre-Refunded, 6.00%, 8/15/21 ......................        160,000          170,162
      Supported Debt, State University Educational Facilities, Pre-Refunded, 5.00%, 5/15/17 ......        420,000          446,099
      Supported Debt, State University Educational Facilities, Refunding, 5.00%, 5/15/17 .........      3,180,000        3,333,658
      Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/19 ............      4,610,000        4,842,943
      Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/28 ............     16,360,000       16,985,443
      Supported Debt, Upstate Community Colleges, Refunding, Series A, Pre-Refunded, 5.00%,
       7/01/19 ...................................................................................      2,620,000        2,823,155
      Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/28 .........      9,315,000       10,037,285
      The Highlands Living, FHA Insured, 6.60%, 2/01/34 ..........................................      3,270,000        3,316,369
      Upstate Community Colleges, Series A, Pre-Refunded, 6.00%, 7/01/22 .........................      7,000,000        7,517,020
      Upstate Community Colleges, Series A, Pre-Refunded, 6.125%, 7/01/27 ........................     11,845,000       12,745,931
      W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26 .......................................      6,800,000        7,118,648
      Yeshiva University, AMBAC Insured, 5.125%, 7/01/29 .........................................     13,260,000       14,358,724
      Yeshiva University, AMBAC Insured, 5.125%, 7/01/34 .........................................     23,510,000       25,331,085
   New York State Dormitory Authority State Personal Income Tax Revenue, Education, Series A,
    AMBAC Insured, 5.00%, 3/15/34 ................................................................      7,500,000        7,997,250
   New York State Energy Research and Development Authority PCR, Niagara Mohawk Power
    Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25 .................................     20,000,000       21,039,200
   New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%,
    6/15/14 ......................................................................................      1,190,000        1,205,696
   New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
    Revolving Funds,
      Pooled Financing, Series B, 5.25%, 5/15/31 .................................................      9,595,000       10,224,720
      Series C, 5.25%, 6/15/31 ...................................................................     37,600,000       40,099,648
   New York State HFA Service Contract Obligation Revenue,
      Series A, 6.50%, 3/15/24 ...................................................................        330,000          334,023
      Series A, 6.50%, 3/15/25 ...................................................................        860,000          892,904
      Series A, 6.00%, 3/15/26 ...................................................................        970,000        1,012,612
      Series A, Pre-Refunded, 6.375%, 9/15/15 ....................................................      4,430,000        4,736,910
      Series A, Pre-Refunded, 6.50%, 3/15/25 .....................................................     10,410,000       10,628,298
      Series A, Pre-Refunded, 6.00%, 3/15/26 .....................................................     15,755,000       16,580,247
      Series A-2003, 6.375%, 9/15/15 .............................................................         30,000           31,128
      Series A-2003, Pre-Refunded, 6.375%, 9/15/15 ...............................................        540,000          551,308
      Series C, 6.30%, 3/15/22 ...................................................................      1,950,000        1,954,115
      Series C, 5.50%, 3/15/25 ...................................................................     17,015,000       17,847,034


10 | Quarterly Statement of Investments

FRANKLIN NEW YORK TAX-FREE INCOME FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York State HFA State Personal Income Tax Revenue, Economic Development and Housing,
    Series A,
      5.125%, 9/15/28 ............................................................................   $ 12,425,000   $   13,872,388
      5.00%, 3/15/33 .............................................................................      7,000,000        7,757,680
      FGIC Insured, 5.00%, 9/15/34 ...............................................................      7,330,000        7,786,366
   New York State HFAR,
      Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 ..................................      4,605,000        4,612,414
      Health Facilities of New York City, Refunding, Series A, 6.00%, 11/01/08 ...................      2,400,000        2,478,696
      Health Facilities of New York City, Series A, 6.00%, 5/01/07 ...............................     11,200,000       11,569,488
      Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ................     22,910,000       23,983,104
      Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 ...............     28,445,000       29,781,062
      MFH, Second Mortgage Program, Series E, 6.75%, 8/15/25 .....................................      2,745,000        2,757,133
      MFM Housing, Refunding, Series A, FHA Insured, 7.00%, 8/15/22 ..............................      1,760,000        1,774,925
      MFM Housing, Refunding, Series C, FHA Insured, 6.45%, 8/15/14 ..............................        375,000          376,676
      MFM, Refunding, Series B, AMBAC Insured, 6.35%, 8/15/23 ....................................      4,780,000        4,827,465
      MFM, Refunding, Series C, FHA Insured, 6.50%, 8/15/24 ......................................      2,445,000        2,455,831
      MFM, Second Mortgage Program, Series D, 6.25%, 8/15/23 .....................................      2,500,000        2,521,225
      MFM, Series B, AMBAC Insured, 6.25%, 8/15/14 ...............................................        360,000          363,604
   New York State Local Government Assistance Corp. Revenue, Refunding, Series B, MBIA
    Insured, 4.875%, 4/01/20 .....................................................................      4,080,000        4,223,330
   New York State Medical Care Facilities Finance Agency Revenue,
      Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.30%, 8/15/23 .........      9,000,000        9,032,760
      Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.25%, 2/15/27 .........     12,235,000       12,673,135
      Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.375%, 8/15/33 ........      7,940,000        7,969,219
      Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.20%, 8/15/23 .........     21,540,000       22,290,023
      Mortgage Revenue Project, Series A, FHA Insured, 6.50%, 2/15/35 ............................      3,200,000        3,275,872
      Mortgage Revenue Project, Series B, FHA Insured, 6.15%, 2/15/35 ............................      2,200,000        2,251,788
      Mortgage Revenue Project, Series C, FHA Insured, 6.375%, 8/15/29 ...........................      7,775,000        7,958,879
      Mortgage Revenue Project, Series D, FHA Insured, 6.20%, 2/15/35 ............................      6,250,000        6,409,375
      Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 ...........................     13,200,000       13,536,600
      Second Mortgage, Health Care Project Revenue, Series B, 6.35%, 11/01/14 ....................      1,315,000        1,322,837
      Security Mortgage Program, Series A, 6.375%, 11/15/20 ......................................     10,930,000       11,223,361
      Security Mortgage Program, Series A, Pre-Refunded, 6.375%, 11/15/20 ........................      8,000,000        8,216,000
      Series A, FHA Insured, 6.125%, 2/15/15 .....................................................        320,000          327,530
      Series A, FHA Insured, Pre-Refunded, 6.125%, 2/15/15 .......................................        810,000          840,521
   New York State Mortgage Agency Revenue, Homeowners Mortgage, Series 61, 5.90%, 4/01/27 ........      2,670,000        2,740,808
   New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
      5.25%, 6/01/21 .............................................................................      5,110,000        5,552,322
      5.25%, 12/01/21 ............................................................................      8,025,000        8,719,644
      5.25%, 6/01/22 .............................................................................      3,400,000        3,684,886
      5.25%, 12/01/22 ............................................................................      5,000,000        5,418,950
      5.00%, 6/01/23 .............................................................................      5,925,000        6,246,965
      5.00%, 12/01/23 ............................................................................      3,000,000        3,163,020
   New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
    AMBAC Insured, 5.25%, 5/15/31 ................................................................      4,145,000        4,406,176
   New York State Power Authority Revenue, Series A, 5.25%,
      11/15/30 ...................................................................................      2,000,000        2,144,120
      11/15/40 ...................................................................................      9,000,000        9,648,540


                                         Quarterly Statement of Investments | 11

FRANKLIN NEW YORK TAX-FREE INCOME FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York State Thruway Authority Revenue, State Personal Income Tax, Transportation,
    Series A, 5.00%, 3/15/22 .....................................................................   $ 14,270,000   $   15,141,184
   New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
      AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 ...............................................     10,555,000       11,666,969
      Pre-Refunded, 5.75%, 4/01/19 ...............................................................     30,000,000       33,063,300
   New York State Tollway Authority General Revenue,
      AMBAC Insured, 5.00%, 1/01/30 ..............................................................     10,000,000       10,682,700
      Refunding, Series E, FGIC Insured, 5.00%, 1/01/25 ..........................................      5,500,000        5,728,965
      Series D, Pre-Refunded, 5.25%, 1/01/21 .....................................................     41,675,000       43,394,094
      Series D, Pre-Refunded, 5.375%, 1/01/27 ....................................................     10,975,000       11,551,188
   New York State Tollway Authority Highway and Bridge Trust Fund Revenue,
      Refunding, Series C, AMBAC Insured, 5.00%, 4/01/19 .........................................     20,000,000       21,503,600
      Refunding, Series C, AMBAC Insured, 5.00%, 4/01/20 .........................................     18,835,000       20,171,532
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/17 .......................................      9,000,000        9,692,100
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/20 .......................................      2,500,000        2,752,825
      Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/21 .......................................      2,500,000        2,752,825
      Series B, MBIA Insured, Pre-Refunded, 4.75%, 4/01/18 .......................................     12,465,000       13,515,675
      Series B, MBIA Insured, Pre-Refunded, 4.875%, 4/01/19 ......................................     10,290,000       11,227,831
      Series B, MBIA Insured, Pre-Refunded, 4.90%, 4/01/20 .......................................     10,000,000       10,925,100
      Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/15 .....................................      2,000,000        2,242,420
      Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/16 .....................................      2,000,000        2,242,420
   New York State Urban Development Corp. Revenue,
      Correctional Capital Facilities, Series 7, Pre-Refunded, 5.70%, 1/01/16 ....................      3,000,000        3,170,040
      Correctional Capital Facilities, Series 7, Pre-Refunded, 5.70%, 1/01/27 ....................     10,000,000       10,566,800
      Correctional Facilities Service Contract, Series A, Pre-Refunded, 5.00%, 1/01/28 ...........     14,000,000       14,919,520
      Correctional Facilities Service Contract, Series B, Pre-Refunded, 5.00%, 1/01/25 ...........     21,055,000       22,579,803
      Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded,
       6.00%, 1/01/29 ............................................................................     34,135,000       37,677,872
      Correctional Facilities Service Contract, Series D, FSA Insured, Pre-Refunded,
       5.25%, 1/01/30 ............................................................................     10,000,000       11,010,400
      Correctional, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/18 .........................      3,225,000        3,436,818
      Correctional, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/18 .........................      8,775,000        9,351,342
      FGIC Insured, 5.00%, 3/15/29 ...............................................................      7,000,000        7,459,690
      Onondaga County Convention Project, Refunding, 6.25%, 1/01/20 ..............................     28,325,000       29,142,743
      Personal Income Tax, Series C-1, 5.00%, 3/15/25 ............................................      3,225,000        3,562,787
      Personal Income Tax, Series C-1, FGIC Insured, 5.00%, 3/15/28 ..............................      4,900,000        5,430,376
      Personal Income Tax, State Facilities, Series A, 5.25%, 3/15/32 ............................     20,000,000       22,247,600
      State Personal Income Tax, Series B Empire State, 5.125%, 3/15/29 ..........................      9,000,000       10,016,730
      State Personal Income Tax, Series B Empire State, MBIA Insured, 5.00%, 3/15/33 .............     11,010,000       12,201,722
   Niagara Falls City School District COP, High School Facilities, Pre-Refunded, 5.375%,
    6/15/28 ......................................................................................      5,000,000        5,356,950
   Niagara Falls Public Water Authority Revenue, Series A, MBIA Insured, 5.00%, 7/15/34 ..........      9,000,000        9,508,050
   Otsego County IDA, Civic Facility Revenue, Hartwick College Project, Series A, Pre-Refunded,
    5.50%, 7/01/19 ...............................................................................      3,400,000        3,718,002


12 | Quarterly Statement of Investments

FRANKLIN NEW YORK TAX-FREE INCOME FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue, Rensselaer County
    Nursing Home,
      Series A, 6.90%, 6/01/24 ...................................................................   $  9,755,000   $    9,906,007
      Series B, 6.90%, 6/01/24 ...................................................................      3,265,000        3,315,542
   Sachem Central School District Holbrook GO, Series B, MBIA Insured, 5.00%,
      10/15/27 ...................................................................................      3,885,000        4,182,280
      10/15/28 ...................................................................................      2,000,000        2,148,720
   Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
      10/15/29 ...................................................................................     12,500,000       13,426,125
      10/15/32 ...................................................................................    104,975,000      112,586,737
   St. Lawrence County IDA, Civic Facility Revenue, Clarkson University Project, Series A,
    5.50%, 7/01/29 ...............................................................................      6,000,000        6,402,240
   Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan Complex,
    AMBAC Insured, 5.00%, 4/15/16 ................................................................      2,720,000        2,908,061
   Syracuse IDA, Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
      5.25%, 1/01/16 .............................................................................      4,000,000        3,348,160
      5.375%, 1/01/23 ............................................................................      4,760,000        3,729,603
   Tompkins County IDAR, Civic Facility, Cornell University, Pre-Refunded, 5.75%, 7/01/30 ........      7,510,000        8,448,149
   Triborough Bridge and Tunnel Authority Revenues,
      General Purpose, Refunding, Series A, 5.00%, 1/01/27 .......................................     34,500,000       36,427,515
      General Purpose, Refunding, Series A, MBIA Insured, 5.00%, 1/01/32 .........................      3,770,000        3,959,141
      General Purpose, Refunding, Series B, 5.125%, 11/15/29 .....................................     17,175,000       18,437,878
      General Purpose, Refunding, Series B, 5.00%, 11/15/32 ......................................     10,000,000       10,555,100
      General Purpose, Refunding, Series B, MBIA Insured, 5.00%, 11/15/27 ........................     10,000,000       10,644,800
      General Purpose, Series A, FGIC Insured, 5.00%, 1/01/32 ....................................     14,215,000       14,928,167
      General Purpose, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/32 ......................     20,230,000       22,212,540
      General Purpose, Series A, Pre-Refunded, 5.125%, 1/01/31 ...................................     24,310,000       26,864,738
      General Purpose, Series A, Pre-Refunded, 5.00%, 1/01/32 ....................................     34,340,000       37,705,320
      General Purpose, Series A, Pre-Refunded, 5.00%, 1/01/32 ....................................      6,110,000        6,482,893
      General Purpose, Series B, MBIA Insured, Pre-Refunded, 5.20%, 1/01/27 ......................      4,110,000        4,788,356
      General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27 ....................................     15,000,000       17,475,750
      General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 ....................................     32,185,000       38,163,686
      Refunding, MBIA Insured, 5.00%, 11/15/26 ...................................................     10,000,000       10,644,800
      Refunding, MBIA Insured, 5.00%, 11/15/32 ...................................................     22,875,000       24,159,203
      Subordinate Bonds, AMBAC Insured, 5.00%, 11/15/28 ..........................................     15,000,000       15,984,150
   TSASC Inc. New York Revenue, Tobacco Flexible Amortization Bonds, Series 1, 6.25%,
      7/15/27 ....................................................................................     35,000,000       37,311,750
      7/15/34 ....................................................................................     40,000,000       42,554,400
   United Nations Development Corp. Revenue, senior lien, Refunding, Series A, 5.25%,
      7/01/23 ....................................................................................      2,500,000        2,603,900
      7/01/25 ....................................................................................      2,000,000        2,079,940
   Utica IDA Civic Facility Revenue, Munson-Williams-Proctor Institute,
      5.40%, 7/15/30 .............................................................................      1,000,000        1,086,510
      Series A, 5.50%, 7/15/29 ...................................................................      9,915,000       10,708,002
   Warren and Washington IDA Civic Facility Revenue, Series A, FSA Insured, 5.00%, 12/01/27 ......      8,115,000        8,673,312


                                         Quarterly Statement of Investments | 13

FRANKLIN NEW YORK TAX-FREE INCOME FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   Westchester Tobacco Asset Securitization Corp. Revenue,
      Capital Appreciation, Pre-Refunded, 6.75%, 7/15/29 .........................................   $ 15,000,000   $   17,520,900
      Refunding, 5.00%, 6/01/26 ..................................................................      2,000,000        2,027,560
      Refunding, 5.125%, 6/01/38 .................................................................      7,000,000        7,077,000
   Yonkers GO, Refunding, Series B, MBIA Insured, 5.00%,
      8/01/30 ....................................................................................      7,710,000        8,295,806
      8/01/35 ....................................................................................      5,000,000        5,358,850
                                                                                                                    --------------
                                                                                                                     4,717,445,518
                                                                                                                    --------------
   U. S. TERRITORIES 0.8%
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
      5.00%, 7/01/36 .............................................................................      4,000,000        4,239,960
      5.50%, 7/01/36 .............................................................................     10,000,000       11,166,500
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, 5.00%, 7/01/38 .....................................................................     12,000,000       12,326,520
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
    MBIA Insured, Pre-Refunded, 5.00%, 8/01/31 ...................................................      4,000,000        4,382,120
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
      10/01/15 ...................................................................................      2,500,000        2,665,975
      10/01/18 ...................................................................................      2,500,000        2,651,700
                                                                                                                    --------------
                                                                                                                        37,432,775
                                                                                                                    --------------
   TOTAL BONDS (COST $4,392,091,393) .............................................................                   4,754,878,293
                                                                                                                    --------------
   ZERO COUPON BONDS 2.0%
   NEW YORK 2.0%
   MTA Service Contract Revenue,
      Commuter Facilities, Refunding, Series 7, 7/01/10 ..........................................      7,500,000        6,366,150
      Commuter Facilities, Refunding, Series 7, 7/01/11 ..........................................      7,590,000        6,180,993
      Commuter Facilities, Refunding, Series 7, 7/01/13 ..........................................      2,065,000        1,546,747
      Transit Facilities, Refunding, Series 7, 7/01/09 ...........................................     13,125,000       11,591,344
      Transit Facilities, Refunding, Series 7, 7/01/10 ...........................................      9,000,000        7,639,380
      Transit Facilities, Refunding, Series 7, 7/01/12 ...........................................     15,380,000       12,017,932
      Transit Facilities, Refunding, Series 7, 7/01/13 ...........................................      7,935,000        5,943,553
   New York City GO,
      Capital Appreciation, Series A-2, 8/01/10 ..................................................      2,690,000        2,231,274
      Citysavers, Series B, 8/01/09 ..............................................................      8,875,000        7,679,981
      Citysavers, Series B, 6/01/12 ..............................................................      1,030,000          850,214
      Citysavers, Series B, 12/01/12 .............................................................      1,030,000          830,170
      Citysavers, Series B, 6/01/13 ..............................................................      1,030,000          813,195
      Citysavers, Series B, 12/01/13 .............................................................      1,030,000          793,275
      Citysavers, Series B, 6/01/14 ..............................................................      1,030,000          778,052
      Citysavers, Series B, 12/01/14 .............................................................      1,030,000          758,369
      Citysavers, Series B, 6/01/15 ..............................................................      1,030,000          739,447
      Citysavers, Series B, 12/01/15 .............................................................      1,030,000          724,276
      Citysavers, Series B, 6/01/16 ..............................................................      1,030,000          708,671
      Citysavers, Series B, 12/01/16 .............................................................      1,030,000          694,096


14 | Quarterly Statement of Investments

FRANKLIN NEW YORK TAX-FREE INCOME FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON BONDS (CONT.)
   NEW YORK (CONT.)
   New York City GO, (cont.)
      Citysavers, Series B, 6/01/17 ..............................................................   $  1,030,000   $      675,144
      Citysavers, Series B, 12/01/17 .............................................................      1,030,000          661,064
      Citysavers, Series B, 6/01/18 ..............................................................      1,030,000          642,452
      Citysavers, Series B, 12/01/18 .............................................................      1,005,000          613,603
      Citysavers, Series B, 6/01/19 ..............................................................      1,030,000          613,097
      Citysavers, Series B, 12/01/19 .............................................................      1,030,000          600,047
      Citysavers, Series B, 6/01/20 ..............................................................     10,000,000        5,281,000
   Orangetown Housing Authority Housing Facilities Revenue, Senior Housing Center Project,
    Refunding, MBIA Insured, 4/01/30 .............................................................     21,170,000        5,642,228
   Triborough Bridge and Tunnel Authority Revenue, Convention Center Project, Series E,
    1/01/12 ......................................................................................     21,625,000       16,805,436
                                                                                                                    --------------
   TOTAL ZERO COUPON BONDS (COST $82,481,680) ....................................................                     100,421,190
                                                                                                                    --------------
   TOTAL LONG TERM INVESTMENTS (COST $4,474,573,073) .............................................                   4,855,299,483
                                                                                                                    --------------
   SHORT TERM INVESTMENTS 1.8%
   BONDS 1.8%
   NEW YORK 1.8%
(a)Jay Street Development Corp. Courts Facility Lease Revenue,
      Jay Street Project, Series A, Daily VRDN and Put, 2.25%, 5/01/22 ...........................     12,690,000       12,690,000
      New York City Jay Street Project, Series A-4, Daily VRDN and Put, 2.25%, 5/01/22 ...........     14,085,000       14,085,000
(a)Long Island Power Authority Electric System Revenue,
      Sub Series 2, Daily VRDN and Put, 2.25%, 5/01/33 ...........................................     39,950,000       39,950,000
      Sub Series 3A, Weekly VRDN and Put, 2.33%, 5/01/33 .........................................      2,400,000        2,400,000
      Sub Series 3B, Daily VRDN and Put, 2.25%, 5/01/33 ..........................................     21,850,000       21,850,000
(a)New York City IDAR, Liberty, 1 Bryant Park LLC, Series B, Daily VRDN and Put, 2.35%,
    11/01/39 .....................................................................................      1,000,000        1,000,000
                                                                                                                    --------------
   TOTAL SHORT TERM INVESTMENTS (COST $91,975,000) ...............................................                      91,975,000
                                                                                                                    --------------
   TOTAL INVESTMENTS (COST $4,566,548,073) 99.0% .................................................                   4,947,274,483
   OTHER ASSETS, LESS LIABILITIES 1.0% ...........................................................                      49,841,716
                                                                                                                    --------------
   NET ASSETS 100.0% .............................................................................                  $4,997,116,199
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 16.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 15

FRANKLIN NEW YORK TAX-FREE INCOME FUND

SELECTED PORTFOLIO ABBREVIATIONS:

AMBAC  - American Municipal Bond Assurance Corp.
COP    - Certificate of Participation
ETM    - Escrow to Maturity
FGIC   - Financial Guaranty Insurance Co.
FHA    - Federal Housing Authority/Agency
FSA    - Financial Security Assurance Inc.
GO     - General Obligation
HFA    - Housing Finance Authority/Agency
HFAR   - Housing Finance Authority/Agency Revenue
IDA    - Industrial Development Authority/Agency
IDAR   - Industrial Development Authority/Agency Revenue
MBIA   - Municipal Bond Investors Assurance Corp.
MFH    - Multi-Family Housing
MFM    - Multi-Family Mortgage
MTA    - Metropolitan Transit Authority
PCR    - Pollution Control Revenue
PFAR   - Public Financing Authority Revenue
XLCA   - XL Capital Assurance


16 | See Notes to Statement of Investments. | Quarterly Statement of Investments

FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Tax-Free Income Fund is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin New York Tax-Free Fund (the Fund).

1. INCOME TAXES

At August 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ........................................    $ 4,565,362,888
                                                                ===============
Unrealized appreciation ....................................    $   383,488,608
Unrealized depreciation ....................................         (1,577,013)
                                                                ---------------
Net unrealized appreciation (depreciation) .................    $   381,911,595
                                                                ===============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 17

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 21, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    October 21, 2005









                                Exhibit A

I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

October 21, 2005

/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

October 21, 2005


/s/GALEN G. VETTER
Chief Financial Officer